Other current financial assets - Table (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current financial assets
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 13)	€ 424	€ 475
Short term deposits	12,500
Total other current financial assets	€ 12,924	€ 475